Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Impairment accounts receivable	$ (102,896)	$ (447,441)
Domestic customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(1,100,186)	(1,409,014)
Impairment accounts receivable	(82,543)	308,828
Balance at the end of the year	(1,182,729)	(1,100,186)
Export customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(182,823)	(321,438)
Impairment accounts receivable	(20,353)	111,674
Translation effects	(8,187)	26,941
Balance at the end of the year	$ (211,363)	$ (182,823)